Business segment information - Asset impairment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / bbl $ / MMBTU	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Asset impairment
Asset impairments recorded in operating income	$ 4,662	$ 2,229	$ 6,877
Asset impairments recorded in net income, Group share	$ 3,884	$ 2,097	$ 5,447
Post-tax discount rate (as a percent)	7.00%	7.00%	7.00%
Oil assets
Asset impairment
Commodity price assumption for 2018 (in dollars per barrel or million BTU) | $ / bbl	50
Commodity price assumption, long-term (in dollars per barrel or million BTU) | $ / bbl	80
Gas assets
Asset impairment
Commodity price assumption for 2018 (in dollars per barrel or million BTU) | $ / MMBTU	5
Commodity price assumption, long-term (in dollars per barrel or million BTU) | $ / MMBTU	7
Low
Asset impairment
Pre-tax discount rate (as a percent)	7.00%
High
Asset impairment
Pre-tax discount rate (as a percent)	16.00%
Exploration & Production
Asset impairment
Asset impairments recorded in operating income	$ 4,308
Asset impairments recorded in net income, Group share	$ 3,583
Exploration & Production | Discount rate
Asset impairment
Reasonably possible decrease in assumption (as a percent)	1.00%
Impact on operating income from decrease in assumption	$ 500
Impact on net income, Group share, from decrease in assumption	$ 300
Reasonably possible increase in assumption (as a percent)	1.00%
Impact on operating income from increase in assumption	$ (1,000)
Impact on net income, Group share, from increase in assumption	$ (800)
Exploration & Production | Long-term oil and gas prices
Asset impairment
Reasonably possible decrease in assumption (as a percent)	10.00%
Impact on operating income from decrease in assumption	$ (4,900)
Impact on net income, Group share, from decrease in assumption	(4,200)
Exploration & Production | Long-term oil and gas prices | Assets already impaired, including GLNG in Australia and assets in Congo
Asset impairment
Impact on operating income from decrease in assumption	(2,800)
Impact on net income, Group share, from decrease in assumption	(2,700)
Exploration & Production | Long-term oil and gas prices | Other assets especially in Canada
Asset impairment
Impact on operating income from decrease in assumption	(2,100)
Impact on net income, Group share, from decrease in assumption	(1,500)
Exploration & Production | Canada | Fort Hills project assets
Asset impairment
Asset impairments recorded in operating income	1,544
Asset impairments recorded in net income, Group share	1,312
Exploration & Production | Australia | Gas assets
Asset impairment
Asset impairments recorded in operating income	509
Asset impairments recorded in net income, Group share	381
Exploration & Production | Congo | Oil assets
Asset impairment
Asset impairments recorded in operating income	1,392
Asset impairments recorded in net income, Group share	1,220
Exploration & Production | United Kingdom | Gas assets
Asset impairment
Asset impairments recorded in operating income	451
Asset impairments recorded in net income, Group share	271
Gas, Renewables & Power
Asset impairment
Asset impairments recorded in operating income	291
Asset impairments recorded in net income, Group share	238
Refining & Chemicals
Asset impairment
Asset impairments recorded in net income, Group share	$ 53
Refining & Chemicals | Discount rate
Asset impairment
Reasonably possible decrease in assumption (as a percent)	(1.00%)
Impact on operating income from decrease in assumption	$ 0
Impact on net income, Group share, from decrease in assumption	$ 0
Reasonably possible increase in assumption (as a percent)	1.00%
Impact on operating income from increase in assumption	$ 0
Impact on net income, Group share, from increase in assumption	$ 0
Refining & Chemicals | Gross margin on variable costs
Asset impairment
Reasonably possible decrease in assumption (as a percent)	(5.00%)
Impact on operating income from decrease in assumption	$ 0
Impact on net income, Group share, from decrease in assumption	$ 0
Reasonably possible increase in assumption (as a percent)	5.00%
Impact on operating income from increase in assumption	$ 0
Impact on net income, Group share, from increase in assumption	$ 0